Commitment and contingencies	12 Months Ended
Dec. 31, 2025
Commitment and contingencies.
Commitment and contingencies

20.         Commitment and contingencies

Commitment by guarantor

a.

In April 2021, GACN issued long-term debt securities for Ps.1,000,000 and Ps.2,500,000 for 5 and 7 years, respectively, under a new program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated earnings before financial income (expenses), taxes, depreciation and amortization (EBITDA).

b.

In March 2022, GACN issued long-term sustainability-linked notes securities for Ps.1,700,000 and Ps.2,300,000 for 5 and 7 years, respectively, under the program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated EBITDA.

c.

In March 2023, GACN issued long-term sustainability-linked notes securities for Ps.640,000 and Ps.2,560,000 for 3.4 and 7 years, respectively, under the program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated EBITDA.

d. In June 2025, GACN issued long-term notes securities for Ps.820,000 and Ps.1,930,000 for 3 and 7 years, respectively. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated EBITDA.

e. At the end of 2024, short-term debt amounts to Ps.300,000, Ps.150,000 and Ps.150,000 with HSBC, Santander and Scotiabank, respectively, which is guaranteed by the airports of Chihuahua, Culiacán and Monterrey.

Contingencies

I.	Property Tax

Acapulco Airport:

In February 2019, the Municipal Inspection Directorate notified the Acapulco Airport, S.A. de C.V. (“Acapulco Airport”) in a letter addressed to the Mexican Airport and Auxiliary Services Agency (“ASA”) requiring proof of payment of Ps.27,012 (period from the first quarter of 1996 to the first quarter of 2019) for property tax. The airport filed a motion to dismiss, and the Ministry of Communications and Transportation (“SCT”), now the Ministry of Infrastructure, Communications, and Transportation (“SICT”), was also summoned to appear in court as an interested third party.

In May 2019, the Municipal Inspection Directorate presented a notification at the Acapulco Airport’s legal domicile, that directly attributed the tax credit indicated in subsection A) above to the Acapulco Airport and required payment of Ps.27,012 (period from the 1st two-month period of 1996 to the 1st two-month period of 2019) for property tax. A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party. On November 4, 2022, the Regional Chamber resolved the accumulation of the files to resolve them in the same sentence. To date, no judgement has been rendered.

However, in the event that the resolution of the trial is not favorable to the Acapulco Airport, it is considered that the economic repercussion of the trial would be borne by the Federal Government, by virtue of the foregoing and given that the Acapulco Airport estimates an unfavorable resolution to be unlikely, it has not recorded any provision in relation to these lawsuits.

II.	Conflict related to the ownership of certain lands

Ciudad Juárez Airport

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez Airport initiated legal proceedings against the Aeropuerto de Ciudad Juárez, S.A. de C.V. (“Ciudad Juárez Airport”) to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120 million.

The trial was conducted before the Third Civil Court located in Chihuahua (the "Civil Court"). Also, the Ministry of Infrastructure Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the Civil Court ruled that the claims against the Ciudad Juárez Airport are inadmissible (the “First-Instance Judgment”); however, the plaintiffs filed an appeal before the First-Instance Judgment by filing an appeal (the “First Civil Chamber”), and on July 31, 2017, the appeal was resolved by overturning the First Instance Judgment and requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit (the “Appellate Judgment”).

The Mexican government filed a direct claim challenging the appellate ruling, and on May 3, 2018, the court issued a favorable decision in favor of the Mexican government in the amparo proceeding, overturning the appellate ruling (the “Amparo Ruling”). The Amparo Ruling also ruled in favor of the Ciudad Juárez Airport as a co-defendant in the proceedings.

On May 25, 2018, the First Civil Chamber in Chihuahua issued, in compliance with the execution of the amparo decision, a new decision absolving the defendants of the payments claimed (the “New First-Instance Judgment”).

The New First-Instance Judgment was appealed by the claimant in a direct amparo trial, requesting the Supreme Court of Justice of the Nation (“SCJN”) to resolve the matter definitively by exercising its authority to assert jurisdiction. However, the SCJN resolved not to exercise the power of attraction to hear the matter and ordered the return to the Collegiate Court for the resolution of the amparo trial (The “New Amparo Trial”).

On January 2, 2020, the First Collegiate Circuit Court in Chihuahua issued the judgment in the New Amparo Trial promoted by the plaintiff and denied the amparo requested by the plaintiff.

In compliance with the New Amparo Trial, on May 3, 2023, the First Civil Chamber of the Superior Court of Justice of the State of Chihuahua issued a new judgment in the appeal filed by the plaintiff, with a favorable result for the Ciudad Juarez Airport and other defendants (The “New Appellate Judgment”).

The New Appellate Judgment upheld the contested 1995 trial court decision, determining that the property claimed by the plaintiff is destined to a public service and as long as it is not disaffected from such purpose, the reivindicatory action does not proceed.

The plaintiff challenged the new appellate judgment through a direct amparo proceeding, which was denied.

The plaintiff filed a motion for review with the SCJN against the ruling on the amparo action, which the SCJN dismissed. The First Civil Chamber has yet to rule that the New Appeal Judgment is final and that the original case file be returned to the Civil Court.

As of the date of the financial statements, the contingencies are maintained since the lawsuit is still pending, as the final judgment in the case has not yet become final. The Ciudad Juárez Airport has not recorded any provision in connection to these claims given that it does not expect an economic impact, even in case of an unfavorable resolution.

Durango Airport

On March 5, 2020, the Company was notified of the lawsuit filed against Aeropuerto de Durango, S.A. de C.V. (“Aeropuerto de Durango”), the Ministry of Infrastructure, Communications and Transportation, the Government of the State of Durango and the Ministry of Agrarian, Territorial and Urban Development. The plaintiff sought the nullity of the expropriation decree dated September 8, 1975, which affected an area of 40 hectares of the Durango Airport and claimed the payment of compensation for the affected area, as well as the payment of damages for the undue use of the property.

On January 9, 2026, the judgment was delivered in court with a favorable outcome for the Airport, declaring the inadmissibility of the action brought by the Ejido Cinco de Mayo.

On February 18, 2026, Ejido Cinco de Mayo filed an application for amparo before the Agrarian Court against the pending judgment that is referred to the Collegiate Court to confirm the admission and proceedings of the trial.

The trial hearing was held with the appearance of the parties and the evidentiary stage of the trial is pending. As of the date of the financial statements, the contingency is still in effect because the trial is still pending the judgment on the merits of the case. In the event that the resolution of the lawsuit is not favorable to Durango Airport, it is considered that the economic impact of the lawsuit will be borne by the Federal Government, as established in the concession title. Durango Airport has not recorded any provision in connection with this lawsuit.

Reynosa Airport

On October 16, 2020, the Company was notified of the lawsuit filed against the AFAC, in which Aeropuerto de Reynosa, S.A. de C.V. ("Aeropuerto de Reynosa") was called as interested third party. The nullity of the administrative resolution dated February 7, 2020, issued by the AFAC in the Appeal for Review filed by the plaintiff ´s demanded in order for the AFAC to study the plaintiff’s petition and recognize that the legal requirements for the reversion of the expropriation of 2.6 hectares included in the expropriation decrees of 1970 and 1971 have been met.

Reynosa Airport appeared in the lawsuit and is awaiting a ruling. The lawsuit does not include a financial claim; however, the contingency is maintained until the final judgment in the annulment lawsuit is issued and the challenged resolution is confirmed or, if applicable, a judgment is issued, the effects of which must be complied with by the AFAC.

Torreón Airport

On May 7, 2025, the application for amparo filed by members of the Ejido Ignacio Allende was notified, indicating as the responsible authority the Unitary Agrarian Court, and as Interested Third Parties the Torreón Airport and the Ejidal Commissariat (the "Amparo Trial").

In the Amparo Trial, the Ejido Ignacio Allende requests that, by means of the amparo judgment, the agrarian trial promoted by the Ejidal Commissariat on behalf of the Ejido Ignacio Allende be ordered to resume, processed under file 852/2016 since the complainants claim to have had no knowledge of it (the "Agrarian Trial of Origin"), so they request the District Judge that, By the amparo judgment, a guarantee of hearing is granted to complaining ejidatarios in order for them to appear in the original agrarian trial.

In the Agrarian Trial of Origin, a final judgment was issued on June 28, 2022, declaring inadmissible the claim initiated by the Ejidal Commissariat, and currently the judgment has become enforceable.

Torreón Airport appeared at the Amparo Trial, and the judgment is pending.

No provision has been recorded in relation to the Amparo Claim of Ejido Ignacio Allende, since it is considered that there are elements to obtain a favorable resolution for the company.

Mazatlán Airport

On October 7, 2025, the lawsuit filed by Ejido El Habalito against Mazatlán International Airport ("Mazatlán Airport") was notified.

El Ejido El Habalito demands that it be recognized as the owner of an area of 23 hectares that are occupied by Mazatlán Airport and that also, the restitution of the plot of land corresponding to this area and the unoccupation thereof.

To date, the procedural phases of the trial are pending.

In the event that the resolution of the trial is not favorable to Mazatlán Airport, it is considered that the economic impact of the trial will be borne by the Federal Government, as stated in the concession title.

Mazatlán Airport has not registered any provision in relation to this claim.

III.	Construction Contract Claim

Chihuahua Airport

Ordinary commercial lawsuit promoted jointly by Bufete de Ingenieros Constructores AG, S.A. de C.V. ("BICAGSA") and the joint and several parties to the construction contract as co-claimants (the "Co-claimants"). The lawsuit was turned over to the Federal Commercial District Court of the State of Nuevo León (the "Federal Court").

On February 6, 2025, Chihuahua Airport was notified of the lawsuit filed by BICAGSA. The amount of benefits claimed is Ps.76,224.

Chihuahua Airport appeared at the trial on March 5, 2025, to contest the lawsuit and also filed a counterclaim against BICAGSA and the co-plaintiffs for an amount of Ps.31,111.

On October 29, 2025, the Federal Judge handed down a judgment ruling to dismiss the lawsuit on the grounds that it was inadmissible; BICAGSA and the co-plaintiffs challenged the judgment, which is pending consideration and resolution.

No provision has been recorded in relation to this claim, as it is considered that there are elements to obtain a favorable resolution for Chihuahua Airport.

IV. Tax Credits

Monterrey Airport

On December 16, 2025, the Airport filed an appeal for revocation against the resolution dated December 8, 2025 issued by the Foreign Trade Special Operations Administration "1" from the Central Administration of Special Operations for Foreign Trade of the General Administration of Audit of Foreign Trade of the Tax Administration Service; resolution by which a tax credit was determined to Monterrey Airport in the amount of Ps.113,310 for Income Tax and Value Added Tax, corresponding to the period from January to December 2020, the corresponding update, surcharges and fines.

Monterrey Airport released the revocation appeal and is currently pending resolution.

No provision has been recorded in relation to this claim, as it is considered that there are elements to obtain a favorable resolution for the Company.

Chihuahua Airport

On July 15, 2025, the Foreign Trade Audit Administration "2" of the Decentralized Foreign Trade Audit Administration of North Center, based in Coahuila de Zaragoza, under the General Administration of Foreign Trade Audit of the Tax Administration Service, determined to Chihuahua Airport a tax credit for the amount of Ps.2,182 for Income Tax and Value Added Tax, for the period from January to December 2022, the corresponding update, surcharges and fines.

The decision determining the tax credit was challenged on September 10, 2025, by means of an appeal for revocation. Currently pending resolution.

No provision has been recorded in relation to this claim, as it is considered that there are elements to obtain a favorable resolution for the company.